SEGMENT REPORTING (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Sep. 30, 2021
SEGMENT REPORTING
Segment reporting
		Segment
		Operating	Segment
Segment	Revenue	(Loss)	Assets
Three Months Ended June 30, 2022
Development of the Bio-RFID™” and “ChromaID™” technologies	$-	$(2,838)	$7,522
Particle, Inc. technology	-	(23)	-
Digital asset sales	-	(164)	2,105
Total segments	$-	$(3,025)	$9,627

Three Months Ended June 30, 2021
Development of the Bio-RFID™” and “ChromaID™” technologies	$-	$(1,719)	$13,993
Particle, Inc. technology	-	(144)	33
Total segments	$-	$(1,863)	$14,026

		Segment
		Operating	Segment
Segment	Revenue	Profit (Loss)	Assets
Nine Months Ended June 30, 2022
Development of the Bio-RFID™” and “ChromaID™” technologies	$-	$(7,616)	$7,522
Particle, Inc. technology	-	(45)	-
Digital asset sales	4,360	923	2,105
Total segments	$4,360	$(6,738)	$9,627

Nine Months Ended June 30, 2021
Development of the Bio-RFID™” and “ChromaID™” technologies	$-	$(7,088)	$13,993
Particle, Inc. technology	-	(940)	33
Total segments	$-	$8,028)	$14,026

		Gross	Operating	Segment
Segment	Revenue	Margin	(Loss)	Assets
Year Ended September 30, 2021
Development of the Bio-RFID™” and “ChromaID™” technologies	$-	$-	$(9,373)	$12,867
Particle, Inc. technology	-	-	(1,073)	22
TransTech distribution business	-	-	-	-
Total segments	$-	$-	$(10,446)	$12,889

Year Ended September 30, 2020
Development of the Bio-RFID™” and “ChromaID™” technologies	$-	$-	$(5,481)	$4,360
Particle, Inc. technology	-	-	(1,280)	322
TransTech distribution business	122	70	(65)	-
Total segments	$122	$70	$(6,826)	$4,682